9. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES (Details 2) - Trade Receivables [Member] - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets
Beginning balance		R$ (406.5)	R$ (432.0)
Additions		(187.3)	(199.2)
Business combination (1)	[1]	(11.6)	(10.6)
Reversals		112.0	148.6
Write-offs		30.8	30.7
Exchange rate variation		(5.0)	56.0
Ending balance		R$ (467.6)	R$ (406.5)

[1]	Balance arising from the business combination with Banvit (note 6.1.3).